Fair values - Summary of movement of financial assets and liabilities accounted for at fair values at level 3 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other investments
Balance at the beginning	€ 2,235,161
Balance at the end	2,257,247	€ 2,235,161
Level 3 | Contingent consideration
Contingent consideration
Balance at the beginning	(1,103)	(6,381)
Exchange rate differences		(268)
Addition	(14)
Consumption		445
Reclassification to Liabilities		3,571
Net income/expense effected	811	1,530
Balance at the end	(306)	(1,103)
Level 3 | Long-term investments
Other investments
Balance at the beginning	23,927	19,289
Addition	25,846	6,647
Net income/expense effected	2,571	(2,009)
Balance at the end	€ 52,344	€ 23,927